Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2017
Share capital and reserves
Summary of movement in ordinary shares and non-redeemable convertible preferred shares

The following table presents (in thousands) the movement in ordinary shares and non-redeemable convertible preferred shares:

		Preferred	Preferred	Shares	Preferred	Preferred	Shares	Preferred	Preferred	Preferred	Total
	Ordinary	Shares	Shares	Series C	Shares	Shares	Series E	Shares	Shares	Shares	Preferred
	Shares	Series B	Series C	Prime	Series D	Series E	Prime	Series F	Series G	Series H	Shares
Balance at January 1, 2015	3,713	1,365	1,375	463	3,409	1,660	254	6,808	1,431	1,751	18,516
Issue of shares under exercise of share warrants	—	—	—	—	—	—	—	—	111	—	111
Issue of preferred shares to executives	—	—	—	—	—	—	—	—	—	105	105
Issue of shares to executives	157	—	—	—	—	—	—	—	—	—	—
Exercise of stock awards	35	—	—	—	—	—	—	—	—	—	—
Balance at December 31, 2015	3,905	1,365	1,375	463	3,409	1,660	254	6,808	1,542	1,856	18,732
Issue of shares from initial public offering	5,707	—	—	—	—	—	—	—	—	—	—
Conversion of preferred shares to ordinary at closing of IPO	18,732	(1,365)	(1,375)	(463)	(3,409)	(1,660)	(254)	(6,808)	(1,542)	(1,856)	(18,732)
Exercise of stock awards	213	—	—	—	—	—	—	—	—	—	—
Balance at December 31, 2016	28,557	—	—	—	—	—	—	—	—	—	—
Exercise of stock awards	883	—	—	—	—	—	—	—	—	—	—
Balance at December 31, 2017	29,440	—	—	—	—	—	—	—	—	—	—